Other Assets	12 Months Ended
Dec. 31, 2012
Other Assets Disclosure [Abstract]
OTHER ASSETS
NOTE 5:- OTHER ASSETS

	December 31,
	2012	2011
a. Intangible assets-
Intellectual property (Net of accumulated amortization of $ 11 and $ 8 of December 31, 2012 and 2011, respectively) (1)	44	47

b. Deferred expenses -
Cost	116	116
Accumulated amortization (2)	(106)	(99)
	10	17

	54	64

(1)	See Note 2h(1).
(2)	Deferred expenses in regard to loans received are amortized over the loan period of nine years (see Note 7 c (1)).